Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	Aug. 23, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 16, 2013